Ionic Inflation Protection ETF
Consolidated Schedule of Investments
January 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 95.4%		Par	Value
United States Treasury Inflation Indexed Bonds
0.13%, 04/15/2025		$1,526,775	$1,524,794
0.38%, 07/15/2025		1,496,689	1,496,110
0.13%, 10/15/2025 (a)(d)		1,519,888	1,510,978
0.63%, 01/15/2026		1,371,586	1,359,370
0.13%, 04/15/2026		1,458,060	1,432,688
0.13%, 07/15/2026		1,555,737	1,530,764
0.13%, 10/15/2026		1,443,200	1,413,757
0.38%, 01/15/2027		1,336,110	1,305,484
TOTAL U.S. TREASURY SECURITIES (Cost $11,538,984)			11,573,945

PURCHASED OPTIONS - 1.8% (c)	Notional Amount	Contracts
Interest Rate Swaptions - 1.8%			$–
5-Year Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Receive SOFR; Expiration: 01/13/2027; Exercise Rate: 5.22%	$13,000,000	13,000,000	116,012
5-Year Interest Rate Swap, Counterparty: Bank of America, Receive SOFR; Expiration: 01/13/2027; Exercise Rate: 5.22%	12,000,000	12,000,000	107,088
TOTAL PURCHASED OPTIONS (Cost $302,400)			223,100

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%		Shares
First American Government Obligations Fund - Class X, 4.32% (b)		299,425	299,425
TOTAL SHORT-TERM INVESTMENTS (Cost $299,425)			299,425

TOTAL INVESTMENTS - 99.7% (Cost $12,140,809)			12,096,470
Other Assets in Excess of Liabilities - 0.3%			40,440
TOTAL NET ASSETS - 100.0%			$12,136,910
two			–%
Percentages are stated as a percent of net assets.			–%

SOFR – Secured Overnight Financing Rate

(a)	All or a portion of the investment is a holding of Ionic Cayman Subsidiary.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(c)	100 shares per contract.
(d)	All or a portion of this security is held at the broker in connection with swaps. As of January 31, 2025, the value of this security amounts to $1,269, 222 or 10.5% of net assets.

Ionic Inflation Protection ETF
Consolidated Schedule of Inflation Swaps
January 31, 2025 (Unaudited)

Reference Entity	Central Clearing Party	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
US CPI Urban Consumers Index (a)	LCH Group	Receive	5.22%	Termination	01/15/2032	$12,500,000	$(26,261)	$0	$(26,261)
							$(26,261)	$0	$(26,261)

(a)	All or a portion of the investment is a holding of Ionic Cayman Subsidiary.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Ionic Inflation Protection ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$11,573,945	$–	$11,573,945
Purchased Options	–	223,100	–	223,100
Money Market Funds	299,425	–	–	299,425
Total Investments	$299,425	$11,797,045	$–	$12,096,470

Liabilities:
Other Financial Instruments:
Inflation Swaps*	$–	$(26,261)	$–	$(26,261)
Total Other Financial Instruments	$–	$(26,261)	$–	$(26,261)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of January 31, 2025.